Earnings Per Share	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
EARNINGS PER SHARE
25.	EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted earnings per share for the years ended December 31, 2017, 2018 and 2019, for which the basic weighted average number of common shares are based on the 1,230,434,041, 1,371,643,240 and 1,371,643,240 common shares issued by the Company, as if those shares were issued as of the earliest date presented.

	Years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net income	532,672,757	860,908,711	534,643,942
Basic weighted average number of common shares outstanding	1,230,434,041	1,251,608,224	1,371,643,240
Effect of dilutive share options	100,975,533	137,727,545	96,143,147
Dilutive weighted average number of ordinary shares	1,331,409,574	1,389,335,769	1,467,786,387
Basic earnings per share	0.43	0.69	0.39
Diluted earnings per share	0.40	0.62	0.36